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Baker & McKenzie LLP
1114 Avenue of the Americas
New York, New York 10036

March 20, 2007

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
CastlePoint Holdings, Ltd.
Amendment No. 4 to Registration Statement on Form S-1

Ladies and Gentlemen:

        Attached for filing on behalf of our client, CastlePoint Holdings, Ltd., a Bermuda corporation (the "Company"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), is Amendment No. 4 to the Registration Statement on Form S-1 (No. 333-139939), including exhibits, for registration of the Company's common shares for sale as described therein.

        The registration fee in the amount of $7,085.61 has been calculated pursuant to Rule 457(o) under the Securities Act. The registration fee has been remitted to the Securities and Exchange Commission's account at Mellon Bank by wire transfer.

        Should you have any questions pertaining to this filing, please call the undersigned at (212) 891-3971.

Sincerely yours,

/s/ Roslyn Tom
Roslyn Tom

Baker & McKenzie LLP is a member of Baker & McKenzie International, a Swiss Verein.

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